Note 21 - Acquisition of Oakmont Capital Holdings, LLC - Summary of the Purchase of Oakmont Capital Holding, LLC (Details) - Oakmont Capital Holdings, LLC [Member] $ in Thousands	Jan. 04, 2021 USD ($)
Purchase price consideration	$ 3,986
Quaint Oak Bank [Member]
Purchase price consideration	2,284
Parent [Member] | Quaint Oak Bank [Member]
Business Combination, controlling interest, Fair value	2,284
Purchase price consideration	2,284
Noncontrolling Interest [Member]
Purchase price consideration	1,702
Noncontrolling Interest [Member] | JPL Capital, LLC [Member]
Business Combination, noncontrolling interest, Fair value	850
Noncontrolling Interest [Member] | Preferred Business Leasing, Inc. [Member]
Business Combination, noncontrolling interest, Fair value	426
Noncontrolling Interest [Member] | Lecy Consulting, LLC [Member]
Business Combination, noncontrolling interest, Fair value	$ 426